UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23477
BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
6/30
Date of reporting period:
6/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF
ITEM 1 - Reports to Stockholders

BNY Mellon Ultra Short Income ETF
ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Ticker – BKUI (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF*	$12	0.12%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended June 30, 2026, the Fund’s shares returned 4.03% on a net asset value basis and 4.03% on a market price basis.
  In comparison, the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 3.84% for the same period.
What affected the Fund’s performance?
  Ultra-short fixed-income securities gained ground during the reporting period, as interest income and the market’s short duration offset price declines caused by rising one-year U.S. Treasury yields.
  The strongest contributors to the Fund’s performance relative to the Index included exposure to money market securities and floating-rate securities.
  Exposure to investment-grade corporate securities also contributed positively, supported by yield carry and continued resiliency in the credit markets.
  No factors significantly detracted from the Fund’s relative performance during the period.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 9, 2021 through June 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 3-Month U.S. Treasury Bill Index on 8/9/2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/26 )
	1YR	SINCE INCEPTION (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	4.03%	3.54%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.79%	-0.03%
ICE BofA 3-Month U.S. Treasury Bill Index	3.84%	3.60%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$575	157	$396,586	13.55%
Portfolio Holdings (as of 6/30/26 )
Sector Allocation (Based on Net Assets)

Financial
77.8%
Consumer, Non-cyclical
4.9%
Consumer, Cyclical
4.3%
Government
4.2%
Communications
2.7%
Industrial
1.8%
Technology
1.5%
Investment Companies
1.4%
Energy
0.5%
Net Other Assets and Liabilities
0.9%

Allocation of Holdings (Based on Net Assets)

Commercial Paper
53.8%
Corporate Bonds and Notes
39.7%
U.S. Treasury Securities
4.2%
Investment Companies
1.4%
Net Other Assets and Liabilities
0.9%

How has the Fund changed?
  Effective October 31, 2025, BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4862AR0626

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	As of the period ended June 30, 2026 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $21,330 in 2025 and $21,330 in 2026.

(b)       Audit-Related Fees

The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $6,367 in 2025 and $6,367 in 2026. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.

(c)       Tax Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were

$3,954 in 2025 and $4,073 in 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)       All Other Fees

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2025 and $0 in 2026.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $124,633 in 2025 and $2,171,953 in 2026.
(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.

(b)       Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

BNY Mellon Ultra Short Income ETF: BKUI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Ultra Short Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 39.7%
Automobiles & Components — 2.0%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	300,000	298,324
BMW US Capital LLC, Gtd. Notes(a)	3.63	4/18/2029	3,500,000	3,407,002
BMW US Capital LLC, Gtd. Notes(a)	4.90	4/2/2027	600,000	602,272
BMW US Capital LLC, Gtd. Notes, (3 Month SOFRIX +0.92%)(a),(b)	4.55	8/13/2027	1,200,000	1,205,886
General Motors Financial Co., Inc., Sr. Unscd. Notes, (3 Month SOFRIX +1.35%)(b)	4.98	5/8/2027	1,350,000	1,357,057
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	3.45	1/6/2027	325,000	323,669
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.10	8/3/2028	1,500,000	1,513,472
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.20	8/3/2026	325,000	325,315
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	1,750,000	1,756,930
Toyota Motor Credit Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(b)	4.29	3/19/2027	750,000	751,933
				11,541,860
Banks — 22.2%
ANZ New Zealand Int’l Ltd., Gtd. Notes, (3 Month SOFRCOMPOUND +0.61%)(a),(b)	4.24	1/22/2029	2,000,000	2,000,804
ASB Bank Ltd., Sr. Unscd. Notes(a)	5.40	11/29/2027	2,000,000	2,028,353
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(a),(b)	4.29	9/30/2027	1,000,000	1,003,965
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.68%)(a),(b)	4.32	7/16/2027	900,000	903,568
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	2,000,000	1,976,134
Bank of America NA, Sr. Unscd. Notes	5.53	8/18/2026	300,000	300,240
Bank of Montreal, Sr. Unscd. Notes	5.20	2/1/2028	4,200,000	4,244,946
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	325,000	326,560
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	3,500,000	3,486,285
Barclays PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.88%)(b)	5.52	9/13/2027	750,000	752,161
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.72%)(b)	4.35	1/13/2028	1,500,000	1,502,475
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.22%)(b)	4.86	10/2/2026	375,000	375,929
Citibank NA, Sr. Unscd. Notes	5.80	9/29/2028	3,500,000	3,601,337
Cooperatieve Rabobank UA, Sr. Bonds, (3 Month SOFRCOMPOUND +0.59%)(b)	4.23	10/17/2028	4,200,000	4,209,289
DBS Group Holdings Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.24	3/21/2028	2,250,000	2,256,688
Federation des Caisses Desjardins du Quebec, Sr. Unscd. Notes(a)	5.25	4/26/2029	1,835,000	1,865,532
HSBC USA, Inc., Sr. Unscd. Notes	4.65	6/3/2028	4,200,000	4,213,075
ING Groep NV, Sr. Unscd. Notes	3.95	3/29/2027	600,000	598,866
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	4,200,000	4,200,057
JPMorgan Chase & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(b)	4.55	4/22/2028	2,000,000	2,007,296
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	325,000	326,184
KeyBank NA, Sr. Unscd. Notes	5.85	11/15/2027	2,250,000	2,286,589
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.06%)(b)	4.69	11/26/2028	2,400,000	2,412,385
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.58%)(b)	5.22	1/5/2028	1,850,000	1,860,394
Macquarie Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(a),(b)	4.56	7/2/2027	2,050,000	2,060,679
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	4.70	1/27/2028	4,200,000	4,211,063

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 39.7% (continued)
Banks — 22.2% (continued)
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.74	3/7/2029	2,000,000	1,961,463
Mizuho Bank Ltd., Sr. Unscd. Notes(a)	4.40	4/16/2029	5,000,000	4,986,844
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.87%)(b)	4.51	5/26/2028	2,280,000	2,286,647
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(b)	4.79	10/30/2026	500,000	501,000
National Australia Bank Ltd., Sr. Unscd. Notes(a)	1.89	1/12/2027	375,000	370,684
National Australia Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.23	10/26/2027	1,750,000	1,755,775
National Bank of Canada, Gtd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.40	1/20/2029	4,200,000	4,208,968
National Bank of Canada, Gtd. Notes, (3 Month SOFRIX +1.03%)(b)	4.67	7/2/2027	750,000	750,015
NatWest Markets PLC, Sr. Unscd. Notes(a)	1.60	9/29/2026	225,000	223,609
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.80%)(a),(b)	4.43	11/6/2028	2,000,000	2,003,529
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.90%)(a),(b)	4.53	5/17/2027	500,000	502,073
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.95%)(a),(b)	4.59	3/21/2028	1,400,000	1,409,423
PNC Bank NA, Sr. Unscd. Notes	3.10	10/25/2027	2,000,000	1,967,811
Royal Bank of Canada, Sr. Unscd. Notes, (3 Month SOFRIX +0.83%)(b)	4.46	1/24/2029	5,000,000	5,016,237
Royal Bank of Canada, Sr. Unscd. Notes, (3 Month SOFRIX +0.95%)(b)	4.58	1/19/2027	650,000	652,121
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(a),(b)	4.80	5/14/2028	4,200,000	4,221,568
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.93%)(a),(b)	5.56	7/6/2027	400,000	400,086
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	225,000	225,024
State Street Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.85%)(b)	4.47	8/3/2026	600,000	600,289
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.40	9/17/2026	300,000	298,338
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.90	9/17/2028	4,200,000	3,962,414
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes(a)	5.65	9/14/2026	325,000	326,080
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	3,800,000	3,859,171
The Bank of Nova Scotia, Sr. Unscd. Notes	5.35	12/7/2026	750,000	753,719
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.71%)(b)	4.34	1/21/2029	2,000,000	2,003,457
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.12%)(b)	4.76	2/24/2028	2,000,000	2,007,695
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.60	7/23/2026	325,000	324,713
The PNC Financial Services Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.62%)(b)	4.25	1/26/2029	2,000,000	2,001,435
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	4,000,000	4,042,158
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	200,000	200,133
The Toronto-Dominion Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.73%)(b)	4.37	4/5/2027	850,000	852,483
Truist Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.66%)(b)	4.29	1/27/2029	2,000,000	1,996,806
Truist Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.40	7/24/2028	500,000	500,444
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	1,950,000	1,883,635
U.S. Bancorp, Sr. Unscd. Notes, Ser. V	2.38	7/22/2026	325,000	324,647
UBS Group AG, Sr. Unscd. Notes(a)	4.28	1/9/2028	4,200,000	4,182,069
United Overseas Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRIX +0.58%)(a),(b)	4.22	4/2/2028	2,200,000	2,206,812
US Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.69%)(b)	4.32	10/22/2027	1,600,000	1,601,329
Wells Fargo & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.78%)(b)	4.41	1/24/2028	2,000,000	2,003,692

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 39.7% (continued)
Banks — 22.2% (continued)
Wells Fargo Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.07%)(b)	4.71	12/11/2026	900,000	902,570
Westpac Banking Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.50%)(a),(b)	4.14	3/6/2028	2,200,000	2,203,914
				127,491,734
Beverage Products — 1.1%
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	2,000,000	2,005,712
The Coca-Cola Company, Sr. Unscd. Notes	1.00	3/15/2028	4,200,000	3,980,458
				5,986,170
Diversified Financials — 1.7%
American Express Co., Sr. Unscd. Notes	2.55	3/4/2027	750,000	741,782
Mastercard, Inc., Sr. Unscd. Notes	4.43	6/8/2029	4,500,000	4,495,002
The Charles Schwab Corp., Sr. Unscd. Notes	3.20	1/25/2028	4,200,000	4,127,279
The Charles Schwab Corp., Sr. Unscd. Notes	5.88	8/24/2026	350,000	350,418
				9,714,481
Energy — .5%
BP Capital Markets PLC, Gtd. Notes	3.72	11/28/2028	2,000,000	1,963,616
Chevron USA, Inc., Gtd. Notes	4.48	2/26/2028	1,000,000	1,002,764
				2,966,380
Health Care — 3.9%
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	350,000	348,325
AbbVie, Inc., Sr. Unscd. Notes	4.65	3/15/2028	4,200,000	4,219,401
CVS Health Corp., Sr. Unscd. Notes	3.00	8/15/2026	300,000	299,427
Eli Lilly & Co., Sr. Unscd. Notes	4.55	2/12/2028	4,200,000	4,218,982
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	2,300,000	2,290,813
Merck & Co., Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.57%)(b)	4.21	3/15/2029	2,000,000	2,006,618
Roche Holdings, Inc., Gtd. Notes, (3 Month SOFRCOMPOUND +0.74%)(a),(b)	4.37	11/13/2026	650,000	651,213
Sanofi SA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.54%)(b)	4.17	11/3/2028	4,200,000	4,204,068
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	7,000	6,983
The Cigna Group, Gtd. Notes	4.38	10/15/2028	4,200,000	4,183,245
				22,429,075
Industrial — 1.8%
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.49%)(b)	4.13	2/23/2029	4,000,000	4,000,637
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.52%)(b)	4.15	5/14/2027	750,000	751,267
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.56%)(b)	4.19	11/15/2027	1,000,000	1,003,713
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	350,000	345,620
John Deere Capital Corp., Sr. Unscd. Notes	4.75	1/20/2028	4,200,000	4,231,274
				10,332,511
Information Technology — .7%
Oracle Corp., Sr. Unscd. Notes	2.65	7/15/2026	300,000	299,776
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	4,200,000	3,954,072
				4,253,848
Internet Software & Services — .3%
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	1,950,000	1,927,167
Media — .9%
The Walt Disney Company, Gtd. Notes	3.75	3/14/2029	1,000,000	984,333
The Walt Disney Company, Gtd. Notes, (3 Month SOFRIX +0.47%)(b)	4.11	3/14/2029	4,000,000	4,001,443
				4,985,776

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 39.7% (continued)
Real Estate — .1%
Simon Property Group LP, Sr. Unscd. Notes	1.38	1/15/2027	725,000	714,547
Retailing — 2.3%
Lowe’s Cos., Inc., Sr. Unscd. Notes	1.70	9/15/2028	4,200,000	3,952,868
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	1,950,000	1,920,069
Starbucks Corp., Sr. Unscd. Notes	4.00	11/15/2028	2,500,000	2,471,704
Target Corp., Sr. Unscd. Notes	1.95	1/15/2027	700,000	691,906
Target Corp., Sr. Unscd. Notes	4.35	6/15/2028	4,200,000	4,203,377
				13,239,924
Technology Hardware & Equipment — .7%
International Business Machines Corp., Sr. Unscd. Notes	4.65	2/10/2028	4,200,000	4,211,185
Telecommunication Services — 1.5%
AT&T, Inc., Sr. Unscd. Notes	4.25	3/1/2027	1,900,000	1,897,929
Cisco Systems, Inc., Sr. Unscd. Notes	4.55	2/24/2028	1,250,000	1,255,077
T-Mobile USA, Inc., Gtd. Notes	3.38	4/15/2029	5,000,000	4,834,629
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	600,000	596,994
				8,584,629
Total Corporate Bonds and Notes (cost $228,813,746)				228,379,287
U.S. Treasury Securities — 4.2%
U.S. Treasury Notes	1.25	4/30/2028	5,000,000	4,745,996
U.S. Treasury Notes	3.38	9/15/2028	3,700,000	3,638,791
U.S. Treasury Notes	3.50	1/31/2028	10,000,000	9,897,656
U.S. Treasury Notes	4.00	1/15/2027	3,800,000	3,800,488
U.S. Treasury Notes	4.13	11/15/2027	2,000,000	1,999,024
Total U.S. Treasury Securities (cost $24,208,595)				24,081,955

	Annualized Yield (%)
Commercial Paper — 53.8%
ABN AMRO Funding USA LLC(a),(c)	4.00	9/17/2026	12,000,000	11,898,739
Australia & New Zealand Banking Group Ltd.(a),(c)	3.84	9/8/2026	10,000,000	9,926,630
Banco Bilbao Vizcaya Argentaria(c)	4.04	4/22/2027	12,500,000	12,071,037
Banco Santander SA(a),(c)	3.96	4/19/2027	15,000,000	14,494,021
BofA Securities, Inc.(c)	3.82	10/23/2026	5,000,000	4,937,416
BofA Securities, Inc.(c)	4.03	5/13/2027	10,000,000	9,635,477
Canadian Imperial Bank of Commerce, (1 Month SOFR +0.31%)(a),(b)	3.99	9/8/2026	4,500,000	4,500,069
Collateralized Commercial Paper V Co., LLC, (1 Month SOFR +0.28%)(b)	3.96	10/30/2026	5,000,000	5,000,082
Commonwealth Bank of Australia(a),(c)	3.92	3/12/2027	7,000,000	6,796,873
Credit Industriel et Commercial, (1 Month SOFR +0.32%)(a),(b)	4.00	1/4/2027	15,000,000	15,005,515
Danske Bank(a),(c)	3.85	10/27/2026	5,000,000	4,935,250
DNB Bank ASA(a),(c)	3.92	4/21/2027	17,000,000	16,434,956
Federation des Caisses Desjardins du Quebec(a),(c)	3.96	3/15/2027	10,000,000	9,707,839
Federation des Caisses Desjardins du Quebec(a),(c)	4.10	3/19/2027	5,000,000	4,851,493
ING US Funding LLC, (1 Month SOFRCOMPOUND +0.22%)(a),(b)	3.84	9/9/2026	10,000,000	10,001,273
Lloyds Bank Corp.(c)	4.10	11/19/2026	7,000,000	6,890,421
LMA Americas LLC(a),(c)	3.87	9/3/2026	8,000,000	7,944,148
Macquarie Bank Ltd.(a),(c)	3.86	7/1/2026	7,000,000	6,999,276
Manhattan Asset Funding Co., LLC, (1 Month SOFR +0.30%)(a),(b)	3.98	10/1/2026	10,000,000	10,004,532
National Australia Bank Ltd., (1 Month SOFR +0.20%)(a),(b)	3.88	9/16/2026	9,000,000	9,000,137
National Bank of Canada(a),(c)	4.01	5/11/2027	10,000,000	9,639,637

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 53.8% (continued)
Nieuw Amsterdam Receivables Corp. BV(a),(c)	3.91	7/7/2026	4,500,000	4,496,806
Norddeutsche Landesbank(a),(c)	4.11	6/4/2027	15,000,000	14,400,997
Old Line Funding LLC(a),(c)	3.97	11/30/2026	12,000,000	11,797,632
Paradelle Funding LLC, (1 Month SOFR +0.27%)(b)	3.95	11/16/2026	6,000,000	6,001,684
Podium Funding Trust(c)	3.90	7/16/2026	4,500,000	4,492,581
Podium Funding Trust(c)	4.05	2/18/2027	7,000,000	6,814,298
Societe Generale SA(a),(c)	3.90	7/31/2026	12,362,000	12,321,969
Societe Generale SA(a),(c)	4.09	4/22/2027	7,500,000	7,246,693
Starbird Funding Corp., (3 Month SOFR +0.22%)(a),(b)	3.90	9/17/2026	8,000,000	8,001,191
Svenska Handelsbanken AB, (1 Month SOFRCOMPOUND +0.22%)(a),(b)	3.84	11/10/2026	7,000,000	7,000,223
Swedbank AB(a),(c)	4.10	3/23/2027	10,000,000	9,702,823
Swedbank AB, (1 Month SOFRCOMPOUND +0.31%)(a),(b)	3.93	11/9/2026	9,000,000	9,004,565
The Bank of Nova Scotia, (3 Month SOFR +0.30%)(a),(b)	3.98	2/23/2027	5,000,000	5,000,901
Westpac Banking Corp.(a),(c)	4.16	5/6/2027	12,500,000	12,059,609
Total Commercial Paper (cost $309,184,801)				309,016,793

	1-Day Yield (%)	Shares
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $8,087,864)	3.62	8,087,864	8,087,864
Total Investments (cost $570,295,006)		99.1%	569,565,899
Cash and Receivables (Net)		.9%	5,109,064
Net Assets		100.0%	574,674,963

SOFR—Secured Overnight Financing Rate
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $298,114,681 or 51.9% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is a discount security. Income is recognized through the accretion of discount.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 6/30/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.4%	6,908,482	468,864,449	(467,685,067)	8,087,864	289,235

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	562,207,142	561,478,035
Affiliated issuers	8,087,864	8,087,864
Dividends and interest receivable		2,676,901
Receivable for shares of Beneficial Interest subscribed		2,488,018
		574,730,818
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		55,855
		55,855
Net Assets ($)		574,674,963
Composition of Net Assets ($):
Paid-in capital		573,994,444
Total distributable earnings (loss)		680,519
Net Assets ($)		574,674,963
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		11,550,001
Net Asset Value Per Share ($)		49.76
Market Price Per Share ($)		49.76
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2026

Investment Income ($):
Income:
Interest (net of $1,357 foreign taxes withheld at source)	13,725,456
Dividends:
Affiliated issuers	289,235
Total Income	14,014,691
Expenses:
Management fee—Note 3(a)	396,586
Total Expenses	396,586
Less—reduction in expenses due to undertaking—Note 3(a)	(3,747)
Net Expenses	392,839
Net Investment Income	13,621,852
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	55,817
Net change in unrealized appreciation (depreciation) on investments	(1,434,022)
Net Realized and Unrealized Gain (Loss) on Investments	(1,378,205)
Net Increase in Net Assets Resulting from Operations	12,243,647
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2026	2025
Operations ($):
Net investment income	13,621,852	6,868,534
Net realized gain (loss) on investments	55,817	4,430
Net change in unrealized appreciation (depreciation) on investments	(1,434,022)	790,315
Net Increase (Decrease) in Net Assets Resulting from Operations	12,243,647	7,663,279
Distributions ($):
Distributions to shareholders	(12,767,469)	(6,348,430)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	420,339,080	176,112,044
Cost of shares redeemed	(79,603,755)	(17,416,483)
Transaction fees—Note 5	49,994	19,353
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	340,785,319	158,714,914
Total Increase (Decrease) in Net Assets	340,261,497	160,029,763
Net Assets ($):
Beginning of Period	234,413,466	74,383,703
End of Period	574,674,963	234,413,466
Capital Share Transactions (Shares):
Shares sold	8,450,000	3,550,000
Shares redeemed	(1,600,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding	6,850,000	3,200,000
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended June 30,
	2026	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	49.88	49.59	49.16	48.97	50.00
Investment Operations:
Net investment income(b)	2.05	2.32	2.41	1.56	.17
Net realized and unrealized gain (loss) on investments	(.09 )	.37	.36	.18	(.94 )
Total from Investment Operations	1.96	2.69	2.77	1.74	(.77 )
Distributions:
Dividends from net investment income	(2.09)	(2.41)	(2.34)	(1.55)	(.27 )
Transaction fees(b)	.01	.01	.00 (c)	.00 (c)	.01
Net asset value, end of period	49.76	49.88	49.59	49.16	48.97
Market value, end of period	49.76	49.88	49.58	49.15	48.96
Total Return (%)	4.03	5.58	5.76	3.64	(1.54)(d),(e)
Market Price Total Return (%)	4.03	5.61	5.77	3.62	(1.55)(d),(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(f)	.12	.12	.12	.12	.12 (g)
Ratio of net expenses to average net assets(f)	.12 (h)	.12	.12	.12	.12 (g)
Ratio of net investment income to average net assets(f)	4.12 (h)	4.68	4.90	3.19	.39 (g)
Portfolio Turnover Rate(i)	13.55	15.39	42.44	20.55	43.10 (e)
Net Assets, end of period ($ x 1,000)	574,675	234,413	74,384	29,498	26,931

(a)	From August 11, 2021 (commencement of operations) to June 30, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)	Not annualized.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Annualized.
(h)	Amount inclusive of reduction in expenses due to undertaking.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	309,016,793	—	309,016,793
Corporate Bonds and Notes	—	228,379,287	—	228,379,287
U.S. Treasury Securities	—	24,081,955	—	24,081,955
Investment Companies	8,087,864	—	—	8,087,864
	8,087,864	561,478,035	—	569,565,899

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Banking Industry Risk: The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry such as extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; and increases inter-industry consolidation and competition. Investments in regional banks, which may be small or medium in size, may involve greater risk than investing in larger, more established banks. A regional bank’s financial performance may be dependent upon the business environment in certain geographic regions of the United States and, as a result, adverse economic or employment developments in such regions may negatively impact such regional bank and, in turn, the fund. In March 2023, the shut-down of certain regional banks resulted in concerns over disruption in the U.S. banking system. Additional bank shut-downs or failures in the future could have adverse impacts on the fund.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur,

NOTES TO FINANCIAL STATEMENTS (continued)
fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended June 30, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,083,378, accumulated capital losses $323,621 and unrealized depreciation $1,079,238.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2026. The fund has $101,005 of short-term capital losses and $222,616 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows: ordinary income $12,767,469 and $6,348,430, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended June 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS (continued)
In addition, the Adviser has contractually agreed, from October 31, 2025 through October 31, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .12% of the value of the fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the fund’s Board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $3,747 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .06% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $56,366, which are offset against an expense reimbursement currently in effect in the amount of $511.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended June 30, 2026, amounted to $166,640,742 and $21,901,138, respectively.
At June 30, 2026, the cost of investments for federal income tax purposes was $570,645,137; accordingly, accumulated net unrealized depreciation on investments was $1,079,238, consisting of $257,332 gross unrealized appreciation and $1,336,570 gross unrealized depreciation.
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and

NOTES TO FINANCIAL STATEMENTS (continued)
redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended June 30, 2026, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Ultra Short Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Ultra Short Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the schedule of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from August 11, 2021 (commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from August 11, 2021 (commencement of operations) through June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 21, 2026

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended June 30, 2026:
For federal tax purposes the fund hereby reports 81.97% of ordinary income dividends paid during the fiscal period ended June 30, 2026 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on May 19, 2026, the Board of Trustees (the “Board”) of BNY Mellon ETF Trust (the “Trust”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Ultra Short Income ETF (the “fund”); and (ii) continue the sub-investment advisory agreement between the Adviser and Mellon Investments Corporation (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which Dreyfus, a division of the Sub-Adviser, provides day-to-day management of the fund’s investments. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement” and together, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other ultrashort bond exchange traded funds (“ETFs”) (the “Performance Group”) and with a broader group of ultrashort bond ETFs (the “Performance Universe”) for the periods ended March 31, 2026; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other ultrashort bond ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of ultrashort bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance, for periods ended March 31, 2026, was below the Performance Group median for the one-year and four-year periods, and above the Performance Group median for the two-year and three-year periods. The Board also considered that the fund’s total return performance, for periods ended March 31, 2026, was above the Performance Universe median for the two-year period, the same as the Performance Universe median for the one-year and three-year periods, and below the Performance Universe median for the four-year period. With respect to each period of underperformance, the Board noted the fund’s performance was not significantly below the respective median. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other ultrashort bond ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was below the Expense Group median and the fund’s total expenses were below both the Expense Group and Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2026 BNY Mellon Securities Corporation
Code-4862NCSRAR0626

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                                                                         BNY Mellon ETF Trust

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 8/18/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 8/18/2026

By (Signature and Title) *	/s/ James Windels James Windels, Treasurer (Principal Financial and Accounting Officer)

Date 8/18/2026

* Print the name and title of each signing officer under his or her signature.